Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

(22) Subsequent events

On February 26, 2025, the company publicly announced that Laetitia Rouxel stepped down as Chief Financial Officer effective February 28, 2025. The Supervisory Board of Evotec SE appointed Paul Hitchin as new Chief Financial Officer and member of the Management Board with effect from March 1, 2025.

On March 3, 2025, Evotec SE drew € 43,961k from the EIB 2.0 facility. Consequently, there has been an increase of gross debt and a decrease of available credit lines.

Hamburg, April 14, 2025

Dr Christian Wojczewski	Aurélie Dalbiez	Dr Cord Dohrmann

Paul Hitchin